Event occurring after the reporting period - Additional Information (Detail) ¥ in Millions	Jan. 31, 2023 CNY (¥)
Events after Reporting Period [Member] | Ev manufacurer and energy company [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of non-adjusting events after reporting period [line items]
Purchase of interests in investments accounted for using equity method	¥ 16.9